SSgA Funds

SUPPLEMENT DATED JUNE 20, 2014

TO

PROSPECTUS

DATED DECEMBER 18, 2013

AND THE

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2013

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)	SSgA U.S. TREASURY MONEY MARKET FUND (TICKER SYMBOL: SVTXX)

SSgA PRIME MONEY MARKET FUND (TICKER SYMBOL: SVPXX)	SSgA HIGH YIELD BOND FUND (TICKER SYMBOL: SSHYX)	SSgA DYNAMIC SMALL CAP FUND (TICKER SYMBOL: SVSCX)

SSgA IAM SHARES FUND (TICKER SYMBOL: SIAMX)	SSgA ENHANCED SMALL CAP FUND (TICKER SYMBOL: SESPX)	SSgA EMERGING MARKETS FUND (TICKER SYMBOL: SSEMX)

SSgA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSAIX)	SSgA CLARION REAL ESTATE FUND (TICKER SYMBOL: SSREX)	SSgA S&P 500 INDEX FUND (TICKER SYMBOL: SVSPX)

Institutional Class Shares Name Change to Class N Shares

The Board of Trustees has approved changing the name of the Institutional Class shares to Class N shares. Effective immediately, all references to Institutional Class shares in the Prospectus and Statement of Additional Information shall be replaced by references to Class N shares. The change in share class name is not expected to have any impact on shareholders.

SSgA Clarion Real Estate Fund:

Shareholders of Class N shares (prior to June 20, 2014, the Institutional Class shares) of the SSgA Clarion Real Estate Fund have approved an amended and restated distribution plan under Rule 12b-1 (the “Plan”). The Plan for Class N shares of the Clarion Real Estate Fund is expected to be implemented on or about June 20, 2014.

The following replaces the disclosure in the Prospectus under the heading “Distribution Arrangements” for the SSgA Clarion Real Estate Fund.

DISTRIBUTION ARRANGEMENTS

DISTRIBUTION ARRANGEMENTS AND RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

The following replaces the disclosure in the statement of additional information under the heading “Investment Advisory and Other Services – Distribution Plans and Shareholder Servicing Arrangements” except for the existing disclosure in the sub-section “Shareholder Servicing Fees to State Street.”

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING  ARRANGEMENTS

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, the Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Board, including all of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the Plan or any related agreements, approved the Plan (the “Qualified Distribution Plan Trustees”). The Plan will continue in effect with respect to a class of shares of the Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Distribution Plan Trustees. The Plan may not be amended to increase materially the amount of the Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. The Plan calls for payments at an annual rate (based on average net assets) as follows:

Annual 12b-1 Fee
Institutional Class	0.25%

The Plan may benefit the Fund by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Fund. Because Rule 12b-1 fees are paid out of the Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies.

Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Fund’s Plan. In addition, the Fund may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Fund pays distribution, service and other fees for the sale of its shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales loads.

The Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of the Fund are unavailable for purchase.

The “Investment Restrictions” section of the statement of additional information for the SSgA Clarion Real Estate Fund is deleted in its entirety and replaced with the following:

Fundamental Investment Restrictions

The Trust has adopted the following restrictions applicable to the Fund, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

1.	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

2.	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

3.	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

4.	The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

5.	The Fund may underwrite securities to the extent consistent with applicable law from time to time.

6.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except securities of companies directly or indirectly engaged in the real estate industry and except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

7.	The Fund will not pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (1) above.

8.	The Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

All percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus with respect to the Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

1.	The Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

2.	The Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act. These investment companies may charge management fees which shall be borne by the Fund.

3.	The Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days duration.

4.	The Fund will not make investments for the purpose of gaining control of an issuer’s management.

SSgA Enhanced Small Cap Fund:

The following replaces the disclosure in the Prospectus under the heading “Investment Adviser” for the SSgA Enhanced Small Cap Fund:

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

John O’Connell and Simon Roe, CFA serve as portfolio managers of the fund. They have managed the fund since 2005 and 2010, respectively.

The following replaces the disclosure in the Prospectus under the heading “Portfolio Management” for the SSgA Enhanced Small Cap Fund:

SSgA Enhanced Small Cap Fund	Simon Roe, CFA	Investment professional for 21 years, the last 11 years with SSgA FM or its affiliates.

	John O’Connell	Investment professional for 20 years, the last 13 years with SSgA FM or its affiliates.

The following replaces the disclosure in the Statement of Additional Information under the heading “Other Accounts Managed” with respect to the SSgA Enhanced Small Cap Fund:

Other Accounts Managed as of April 30, 2014
Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles		Assets Under Management (in billions)		Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
SSgA Enhanced Small Cap Fund
John O’Connell	7	1.62	35	*	$5.99	*	37	$11.15	$18.76
Simon Roe, CFA	7	1.62	35	*	$5.99	*	37	$11.15	$18.76

*	Includes 15 accounts with performance based fees and assets of $3.92 billion.

The following information supplements the disclosure in the Statement of Additional Information under the heading “Ownership of Securities as of August 31, 2013):

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities In the Funds Managed by the Portfolio Manager
Simon Roe, CFA	SSgA Enhanced Small Cap Fund	$10,001 -$50,000[1]
Simon Roe, CFA	SSgA Dynamic Small Cap Fund	$10,001 -$50,000[1]

1	As of May 31, 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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